Business acquisition - Schedule of allocation of the purchase price as of the date of deppon holdco acquisition (Details) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jul. 26, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Details of allocation of the purchase price as of the date of acquisition is summarized as follows [Line Items]
Goodwill.	¥ 23,123	$ 3,353		¥ 12,433	¥ 10,904
Deppon Holdco [Member]
Details of allocation of the purchase price as of the date of acquisition is summarized as follows [Line Items]
Net assets acquired			¥ 6,570
Appreciation of construction in progress and land use rights			15
Goodwill.			5,350
Deferred tax liabilities			(590)
Non-controlling interests			(4,714)
Total			8,976
Deppon Holdco [Member] | Trademarks and domain names
Details of allocation of the purchase price as of the date of acquisition is summarized as follows [Line Items]
New identified and appreciation of intangible assets			1,661
Deppon Holdco [Member] | Technology
Details of allocation of the purchase price as of the date of acquisition is summarized as follows [Line Items]
New identified and appreciation of intangible assets			676
Deppon Holdco [Member] | Customer relationships
Details of allocation of the purchase price as of the date of acquisition is summarized as follows [Line Items]
New identified and appreciation of intangible assets			¥ 8